Mortgage Loans Receivable And Bond Portfolio (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Contractual Maturity Schedule for Mortgage Loans and Bond Porfolio
	Mortgage Loans	Bond Portfolio

April 1, 2015 through March 31, 2016	$ 779,680	$ 48,500
April 1, 2016 through December 31, 2016	4,122,624	45,000
2017	1,693,015	70,000
2018	1,389,074	106,000
2019	1,090,443	100,000
Thereafter	18,203,707	8,521,290
	27,278,707	8,890,790
Less loan loss and bond loss allowances	(1,206,212)	(200,000)
Less deferred origination income	(510,531)	______-__
Totals	$25,561,800	$ 8,690,790

	Mortgage Loans	Bond Portfolio

2015	$ 1,135,129	$ 805,500
2016	3,275,198	76,000
2017	1,767,510	70,000
2018	1,516,909	266,000
2019	1,246,150	330,000
Thereafter	19,073,434	7,461,103
	28,014,330	9,008,603
Less loan loss and bond loss allowances	(1,177,231)	(200,000)
Less deferred origination income	(462,342)	___-____
Totals	$26,374,757	$8,808,603